Fair value measurements - Fair Value of Financial Assets and Financial Liabilities Measured on Recurring Basis (Detail) (JPY ¥)	Mar. 31, 2013		Mar. 31, 2012
Assets:
Total derivative assets	¥ 27,575,000,000,000		¥ 23,752,000,000,000
Collateralized agreements	14,115,257,000,000		13,742,646,000,000
Other assets
Non-trading debt securities	920,611,000,000		862,758,000,000
Other	602,159,000,000		1,475,123,000,000
Liabilities:
Total derivative liabilities	27,458,000,000,000	[1]	23,649,000,000,000	[1],[2]
Short-term borrowings	77,036,000,000		153,497,000,000
Collateralized financing	15,409,383,000,000		12,519,274,000,000
Long-term borrowings	1,664,536,000,000		1,925,421,000,000
Level 1 [Member]
Assets:
Total trading assets and private equity investments	8,057,000,000,000	[3]	6,055,000,000,000	[3]
Total derivative assets	728,000,000,000	[4]	599,000,000,000	[4]
Subtotal, Assets	8,785,000,000,000		6,654,000,000,000
Loans and receivables
Collateralized agreements
Other assets
Non-trading debt securities	409,000,000,000		680,000,000,000
Other	172,000,000,000		216,000,000,000	[5]
Total assets, Fair value disclosure	9,366,000,000,000		7,550,000,000,000
Liabilities:
Total, Liabilities	5,740,000,000,000		5,046,000,000,000
Total derivative liabilities	830,000,000,000		630,000,000,000
Subtotal, Liabilities	6,570,000,000,000		5,676,000,000,000
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings	114,000,000,000	[6],[7],[8]	154,000,000,000	[6],[7],[8]
Other liabilities	39,000,000,000	[9]	93,000,000,000	[9]
Total liabilities, Fair value disclosure	6,723,000,000,000		5,923,000,000,000
Level 1 [Member] | Equity contracts [Member]
Assets:
Total derivative assets	723,000,000,000	[4]	584,000,000,000	[4]
Liabilities:
Total derivative liabilities	827,000,000,000	[4]	617,000,000,000	[4]
Level 1 [Member] | Interest rate contracts [Member]
Assets:
Total derivative assets	4,000,000,000	[4]	14,000,000,000	[4]
Liabilities:
Total derivative liabilities	2,000,000,000	[4]	12,000,000,000	[4]
Level 1 [Member] | Credit contracts [Member]
Assets:
Total derivative assets	0	[4]	0	[4]
Liabilities:
Total derivative liabilities	0	[4]	0	[4]
Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Total derivative assets			0	[4]
Liabilities:
Total derivative liabilities	0	[4]	0	[4]
Level 1 [Member] | Commodity contracts [Member]
Assets:
Total derivative assets	1,000,000,000	[4]	1,000,000,000	[4]
Liabilities:
Total derivative liabilities	1,000,000,000	[4]	1,000,000,000	[4]
Level 1 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Total, Liabilities	922,000,000,000		579,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Total, Liabilities	2,151,000,000,000		2,624,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Total, Liabilities	2,627,000,000,000		1,800,000,000,000
Level 1 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Total, Liabilities
Level 1 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Total, Liabilities	40,000,000,000		43,000,000,000
Level 1 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Total trading assets and private equity investments	1,008,000,000,000	[3],[5]	745,000,000,000	[3],[5]
Level 1 [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Total trading assets and private equity investments	3,331,000,000,000	[3]	2,143,000,000,000	[3]
Level 1 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	3,574,000,000,000	[3]	3,072,000,000,000	[3]
Level 1 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Total trading assets and private equity investments	144,000,000,000	[3]	95,000,000,000	[3]
Level 2 [Member]
Assets:
Total trading assets and private equity investments	6,697,000,000,000	[3]	6,140,000,000,000	[3]
Total derivative assets	26,479,000,000,000	[4]	22,669,000,000,000	[4]
Subtotal, Assets	33,176,000,000,000		28,809,000,000,000
Loans and receivables	521,000,000,000	[10]	447,000,000,000	[10]
Collateralized agreements	998,000,000,000	[11]	752,000,000,000	[11]
Other assets
Non-trading debt securities	508,000,000,000		177,000,000,000
Other	15,000,000,000		6,000,000,000	[5]
Total assets, Fair value disclosure	35,218,000,000,000		30,191,000,000,000
Liabilities:
Total, Liabilities	866,000,000,000		1,140,000,000,000
Total derivative liabilities	26,296,000,000,000		22,752,000,000,000
Subtotal, Liabilities	27,162,000,000,000		23,892,000,000,000
Short-term borrowings	73,000,000,000	[6]	153,000,000,000	[6]
Payables and deposits	0	[12]	0	[12]
Collateralized financing	265,000,000,000	[11]	307,000,000,000	[11]
Long-term borrowings	1,263,000,000,000	[6],[7],[8]	1,549,000,000,000	[6],[7],[8]
Other liabilities	11,000,000,000	[9]	4,000,000,000	[9]
Total liabilities, Fair value disclosure	28,774,000,000,000		25,905,000,000,000
Level 2 [Member] | Equity contracts [Member]
Assets:
Total derivative assets	1,058,000,000,000	[4]	937,000,000,000	[4]
Liabilities:
Total derivative liabilities	1,118,000,000,000	[4]	1,016,000,000,000	[4]
Level 2 [Member] | Interest rate contracts [Member]
Assets:
Total derivative assets	21,621,000,000,000	[4]	18,850,000,000,000	[4]
Liabilities:
Total derivative liabilities	21,312,000,000,000	[4]	18,708,000,000,000	[4]
Level 2 [Member] | Credit contracts [Member]
Assets:
Total derivative assets	1,706,000,000,000	[4]	1,650,000,000,000	[4]
Liabilities:
Total derivative liabilities	1,871,000,000,000	[4]	1,727,000,000,000	[4]
Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Total derivative assets	2,094,000,000,000	[4]	1,229,000,000,000	[4]
Liabilities:
Total derivative liabilities	1,994,000,000,000	[4]	1,297,000,000,000	[4]
Level 2 [Member] | Commodity contracts [Member]
Assets:
Total derivative assets	0	[4]	3,000,000,000	[4]
Liabilities:
Total derivative liabilities	1,000,000,000	[4]	4,000,000,000	[4]
Level 2 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Total, Liabilities	87,000,000,000		413,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Total, Liabilities	0
Level 2 [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Total, Liabilities	477,000,000,000		490,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Total, Liabilities	288,000,000,000		233,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Total, Liabilities	1,000,000,000		1,000,000,000
Level 2 [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Total, Liabilities	1,000,000,000		0
Level 2 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDO") and other [Member]
Liabilities:
Total, Liabilities			0	[13]
Level 2 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Total, Liabilities	12,000,000,000		3,000,000,000
Level 2 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Total trading assets and private equity investments	720,000,000,000	[3],[5]	1,194,000,000,000	[3],[5]
Level 2 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	72,000,000,000	[3]	151,000,000,000	[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	1,466,000,000,000	[3]	1,185,000,000,000	[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Total trading assets and private equity investments	1,375,000,000,000	[3]	1,276,000,000,000	[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Total trading assets and private equity investments	161,000,000,000	[3]	135,000,000,000	[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Total trading assets and private equity investments	2,720,000,000,000	[3]	2,010,000,000,000	[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Total trading assets and private equity investments			1,000,000,000	[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets:
Total trading assets and private equity investments	138,000,000,000	[13],[3]	103,000,000,000	[13],[3]
Level 2 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Total trading assets and private equity investments	45,000,000,000	[3]	85,000,000,000	[3]
Level 3 [Member]
Assets:
Total trading assets and private equity investments	479,000,000,000	[3]	569,000,000,000	[3]
Total derivative assets	368,000,000,000	[4]	484,000,000,000	[4]
Subtotal, Assets	847,000,000,000		1,053,000,000,000
Loans and receivables	3,000,000,000	[10]	11,000,000,000	[10]
Collateralized agreements
Other assets
Non-trading debt securities	4,000,000,000		6,000,000,000
Other	60,000,000,000		72,000,000,000	[5]
Total assets, Fair value disclosure	914,000,000,000		1,142,000,000,000
Liabilities:
Total, Liabilities	0		1,000,000,000
Total derivative liabilities	395,000,000,000		502,000,000,000
Subtotal, Liabilities	395,000,000,000		503,000,000,000
Short-term borrowings	4,000,000,000	[6]	0	[6]
Payables and deposits	1,000,000,000	[12]	0	[12]
Collateralized financing
Long-term borrowings	222,000,000,000	[6],[7],[8]	(13,000,000,000)	[6],[7],[8]
Other liabilities	0	[9]
Total liabilities, Fair value disclosure	622,000,000,000		490,000,000,000
Level 3 [Member] | Equity contracts [Member]
Assets:
Total derivative assets	76,000,000,000	[4]	82,000,000,000	[4]
Liabilities:
Total derivative liabilities	71,000,000,000	[4]	68,000,000,000	[4]
Level 3 [Member] | Interest rate contracts [Member]
Assets:
Total derivative assets	148,000,000,000	[4]	57,000,000,000	[4]
Liabilities:
Total derivative liabilities	202,000,000,000	[4]	96,000,000,000	[4]
Level 3 [Member] | Credit contracts [Member]
Assets:
Total derivative assets	133,000,000,000	[4]	214,000,000,000	[4]
Liabilities:
Total derivative liabilities	108,000,000,000	[4]	225,000,000,000	[4]
Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Total derivative assets	11,000,000,000	[4]	131,000,000,000	[4]
Liabilities:
Total derivative liabilities	14,000,000,000	[4]	113,000,000,000	[4]
Level 3 [Member] | Commodity contracts [Member]
Assets:
Total derivative assets	0	[4]	0	[4]
Liabilities:
Total derivative liabilities	0	[4]	0	[4]
Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Total, Liabilities	0		0
Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Total, Liabilities	0		1,000,000,000
Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Total trading assets and private equity investments	129,000,000,000	[3],[5]	125,000,000,000	[3],[5]
Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Total trading assets and private equity investments	87,000,000,000	[3],[5]	202,000,000,000	[3],[5]
Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	0	[3]	10,000,000,000	[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	91,000,000,000	[3]	37,000,000,000	[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Total trading assets and private equity investments	69,000,000,000	[3]	62,000,000,000	[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Total trading assets and private equity investments	6,000,000,000	[3]	8,000,000,000	[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Total trading assets and private equity investments	4,000,000,000	[3]	5,000,000,000	[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Total trading assets and private equity investments	68,000,000,000	[3]	91,000,000,000	[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets:
Total trading assets and private equity investments	12,000,000,000	[3]	20,000,000,000	[13],[3]
Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Total trading assets and private equity investments	13,000,000,000	[3]	9,000,000,000	[3]
Counterparty and Cash Collateral Netting [Member]
Assets:
Total trading assets and private equity investments
Total derivative assets	(25,684,000,000,000)	[14],[4]	(22,392,000,000,000)	[14],[4]
Subtotal, Assets	(25,684,000,000,000)	[14]	(22,392,000,000,000)	[14]
Loans and receivables
Collateralized agreements
Other assets
Non-trading debt securities
Other
Total assets, Fair value disclosure	(25,684,000,000,000)	[14]	(22,392,000,000,000)	[14]
Liabilities:
Total, Liabilities
Total derivative liabilities	(25,636,000,000,000)	[14]	(22,576,000,000,000)	[14]
Subtotal, Liabilities	(25,636,000,000,000)	[14]	(22,576,000,000,000)	[14]
Short-term borrowings
Payables and deposits
Collateralized financing
Long-term borrowings
Other liabilities
Total liabilities, Fair value disclosure	(25,636,000,000,000)	[14]	(22,576,000,000,000)	[14]
Counterparty and Cash Collateral Netting [Member] | Netting [Member]
Assets:
Total derivative assets	(25,684,000,000,000)	[14],[4]	(22,392,000,000,000)	[14],[4]
Liabilities:
Total derivative liabilities	(25,636,000,000,000)	[14],[4]	(22,576,000,000,000)	[14],[4]
Counterparty and Cash Collateral Netting [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Total, Liabilities
Balance of financial instruments [Member]
Assets:
Total trading assets and private equity investments	15,233,000,000,000	[3]	12,764,000,000,000	[3]
Total derivative assets	1,891,000,000,000	[4]	1,360,000,000,000	[4]
Subtotal, Assets	17,124,000,000,000		14,124,000,000,000
Loans and receivables	524,000,000,000	[10]	458,000,000,000	[10]
Collateralized agreements	998,000,000,000	[11]	752,000,000,000	[11]
Other assets
Non-trading debt securities	921,000,000,000		863,000,000,000
Other	247,000,000,000		294,000,000,000	[5]
Total assets, Fair value disclosure	19,814,000,000,000		16,491,000,000,000
Liabilities:
Total, Liabilities	6,606,000,000,000		6,187,000,000,000
Total derivative liabilities	1,885,000,000,000		1,308,000,000,000
Subtotal, Liabilities	8,491,000,000,000		7,495,000,000,000
Short-term borrowings	77,000,000,000	[6]	153,000,000,000	[6]
Payables and deposits	1,000,000,000	[12]	0	[12]
Collateralized financing	265,000,000,000	[11]	307,000,000,000	[11]
Long-term borrowings	1,599,000,000,000	[6],[7],[8]	1,690,000,000,000	[6],[7],[8]
Other liabilities	50,000,000,000	[9]	97,000,000,000	[9]
Total liabilities, Fair value disclosure	10,483,000,000,000		9,742,000,000,000
Balance of financial instruments [Member] | Equity contracts [Member]
Assets:
Total derivative assets	1,857,000,000,000	[4]	1,603,000,000,000	[4]
Liabilities:
Total derivative liabilities	2,016,000,000,000	[4]	1,701,000,000,000	[4]
Balance of financial instruments [Member] | Interest rate contracts [Member]
Assets:
Total derivative assets	21,773,000,000,000	[4]	18,921,000,000,000	[4]
Liabilities:
Total derivative liabilities	21,516,000,000,000	[4]	18,816,000,000,000	[4]
Balance of financial instruments [Member] | Credit contracts [Member]
Assets:
Total derivative assets	1,839,000,000,000	[4]	1,864,000,000,000	[4]
Liabilities:
Total derivative liabilities	1,979,000,000,000	[4]	1,952,000,000,000	[4]
Balance of financial instruments [Member] | Foreign exchange contracts [Member]
Assets:
Total derivative assets	2,105,000,000,000	[4]	1,360,000,000,000	[4]
Liabilities:
Total derivative liabilities	2,008,000,000,000	[4]	1,410,000,000,000	[4]
Balance of financial instruments [Member] | Commodity contracts [Member]
Assets:
Total derivative assets	1,000,000,000	[4]	4,000,000,000	[4]
Liabilities:
Total derivative liabilities	2,000,000,000	[4]	5,000,000,000	[4]
Balance of financial instruments [Member] | Netting [Member]
Assets:
Total derivative assets	(25,684,000,000,000)	[4]	(22,392,000,000,000)	[4]
Liabilities:
Total derivative liabilities	(25,636,000,000,000)	[4]	(22,576,000,000,000)	[4]
Balance of financial instruments [Member] | Trading liabilities [Member] | Equities [Member]
Liabilities:
Total, Liabilities	1,009,000,000,000		992,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese government securities [Member]
Liabilities:
Total, Liabilities	2,151,000,000,000		2,624,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Japanese agency and municipal securities [Member]
Liabilities:
Total, Liabilities	0
Balance of financial instruments [Member] | Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Liabilities:
Total, Liabilities	3,104,000,000,000		2,290,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities:
Total, Liabilities	288,000,000,000		234,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Liabilities:
Total, Liabilities	1,000,000,000		1,000,000,000
Balance of financial instruments [Member] | Trading liabilities [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Liabilities:
Total, Liabilities	1,000,000,000		0
Balance of financial instruments [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDO") and other [Member]
Liabilities:
Total, Liabilities			0	[13]
Balance of financial instruments [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Liabilities:
Total, Liabilities	52,000,000,000		46,000,000,000
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Assets:
Total trading assets and private equity investments	1,857,000,000,000	[3],[5]	2,064,000,000,000	[3],[5]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets:
Total trading assets and private equity investments	87,000,000,000	[3],[5]	202,000,000,000	[3],[5]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese government securities [Member]
Assets:
Total trading assets and private equity investments	3,331,000,000,000	[3]	2,143,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	72,000,000,000	[3]	161,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Total trading assets and private equity investments	5,131,000,000,000	[3]	4,294,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Total trading assets and private equity investments	1,444,000,000,000	[3]	1,338,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Total trading assets and private equity investments	167,000,000,000	[3]	143,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Total trading assets and private equity investments	2,724,000,000,000	[3]	2,015,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets:
Total trading assets and private equity investments	68,000,000,000	[3]	92,000,000,000	[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Assets:
Total trading assets and private equity investments	150,000,000,000	[3]	123,000,000,000	[13],[3]
Balance of financial instruments [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets:
Total trading assets and private equity investments	¥ 202,000,000,000	[3]	¥ 189,000,000,000	[3]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2012 and 2013, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.
[3]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[5]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[6]	Includes structured notes for which the fair value option is elected.
[7]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[8]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[9]	Includes loan commitments for which the fair value option is elected.
[10]	Includes loans for which the fair value option is elected.
[11]	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
[12]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[13]	Includes collateralized loan obligations ("CLO") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[14]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.